Revenue (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	$ 59,001,641	$ 8,812,979	$ 10,308,309
Total revenue	59,001,641	10,876,149	16,465,562
Wholesale [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	1,025,644	8,366,144	10,308,309
Retail [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	3,935,049	446,835	571,403
Apparel Total [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	4,960,693	8,812,979	10,879,712
Subcontracting [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue		727,797	5,585,850
Subtotal [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	4,960,693	9,530,776	16,465,562
Travel service [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	51,818,166	991,929
Cross-board products [Member]
Revenue (Details) - Schedule of revenue [Line Items]
Revenue	$ 2,222,782	$ 343,444